10-Q Debt - Schedule of debt maturities (Details) $ in Thousands	Jun. 30, 2023 USD ($)
Long-term debt maturities [Line Items]
Remainder of 2023	$ 3,645
2024	6,977
2025	10,414
2026	13,850
2027	17,187
Thereafter	$ 803,438